Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
COMMITMENTS
The following table presents a summary of Hydro One’s commitments under leases, outsourcing and other agreements due in the next 5 years and thereafter:

December 31, 2018 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	161	104	29	2	3	11
Long-term software/meter agreement	17	16	2	1	2	1
Operating lease commitments	7	11	4	1	1	4

Outsourcing Agreements
Hydro One has agreements with Inergi LP (Inergi) for the provision of back office and IT outsourcing services, including settlements, source to pay services, pay operations services, information technology and finance and accounting services. The agreement expires on February 28, 2021 for information technology services, on October 31, 2021 for supply chain services, and on December 31, 2019 for the remaining back-office services.
On March 1, 2018, Hydro One insourced its customer service operations, which had been previously outsourced to Inergi and Vertex Customer Management (Canada) Limited since 2002.
Brookfield Global Integrated Solutions (formerly Brookfield Johnson Controls Canada LP) (Brookfield) provides services to Hydro One, including facilities management and execution of certain capital projects as deemed required by the Company. The agreement with Brookfield for these services expires in December 2024, with an option for the Company to renew the agreement for an additional term of three years.
Long-term Software/Meter Agreement
Trilliant Holdings Inc. and Trilliant Networks (Canada) Inc. (collectively Trilliant) provide services to Hydro One for the supply, maintenance and support services for smart meters and related hardware and software, including additional software licences, as well as certain professional services. The agreement with Trilliant for these services expires in December 2025, but Hydro One has the option to renew for an additional term of five years at its sole discretion.
Operating Leases
Hydro One is committed as lessee to irrevocable operating lease contracts for buildings used in administrative and service-related functions and storing telecommunications equipment. These leases have typical terms of between three and five years, but several leases have lesser or greater terms to address special circumstances and/or opportunities. Renewal options, which are generally prevalent in most leases, have similar terms of three to five years. All leases include a clause to enable upward revision of the rental charge on an annual basis or on renewal according to prevailing market conditions or pre-established rents. There are no restrictions placed upon Hydro One by entering into these leases. During the year ended December 31, 2018, the Company made lease payments totalling $12 million (2017 - $12 million).
Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next 5 years and thereafter:

December 31, 2018 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities	—	—	250	2,300	—	—
Letters of credit[1]	182	—	—	—	—	—
Guarantees[2]	325	—	—	—	—	—
[1] Letters of credit consist of letters of credit totalling $163 million related to retirement compensation arrangements, a $13 million letter of credit provided to the IESO for prudential support, $5 million in letters of credit to satisfy debt service reserve requirements, and $1 million in letters of credit for various operating purposes.
[2] Guarantees consist of prudential support provided to the IESO by Hydro One Inc. on behalf of its subsidiaries.
Prudential Support
Purchasers of electricity in Ontario, through the IESO, are required to provide security to mitigate the risk of their default based on their expected activity in the market. The IESO could draw on these guarantees and/or letters of credit if these purchasers fail to make a payment required by a default notice issued by the IESO. The maximum potential payment is the face value of any letters of credit plus the amount of the parental guarantees.
Retirement Compensation Arrangements
Bank letters of credit have been issued to provide security for Hydro One Inc.’s liability under the terms of a trust fund established pursuant to the supplementary pension plan for eligible employees of Hydro One Inc. The supplementary pension plan trustee is required to draw upon these letters of credit if Hydro One Inc. is in default of its obligations under the terms of this plan. Such obligations include the requirement to provide the trustee with an annual actuarial report as well as letters of credit sufficient to secure Hydro One Inc.’s liability under the plan, to pay benefits payable under the plan and to pay the letter of credit fee. The maximum potential payment is the face value of the letters of credit. A bank letter of credit has also been issued to provide security for Hydro One's retirement compensation arrangement trust agreement.